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Endowments
One Market, Steuart Tower
Suite 1800
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 393 7110
Fax (415) 393 7140

Patrick Quan
Vice President and Secretary

July 17, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Endowments
File Nos. 811-01884 and 002-34371

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 61 to the Registration Statement under the Securities Act of 1933 and Amendment No. 40 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company. This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. We have also updated the filing to reflect the Staff’s comments with respect to the registration statements filed by AMCAP Fund, Inc. (File nos. 811-01435 and 002-26516) and EuroPacific Growth Fund (File nos. 811-03737 and 002-83847), to the extent such comments apply to Endowments.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on October 1, 2009. Thank you very much for your assistance. If you have any questions please do not hesitate to contact me at (415) 393-7110 or Michael Triessl at (213) 615-4024.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

Enclosure